Revenue Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Total revenues	$ 175,915	$ 91,238	$ 516,039	$ 330,512
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	90,267	271	243,771	12,905
Voyage Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	29,210	4,869	76,952	13,900
Voyage Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	16,712	0	40,312	0
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	15,858	20,257	70,982	68,076
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	152,047	25,397	432,017	94,881
Time Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	7,784	12,318	31,608	36,975
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	2,909	9,167	13,063	35,918
Time Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	1,633	3,196	7,149	12,209
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	12,326	24,681	51,820	85,102
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	8,217	7,980	22,452	28,210
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	2,050	3,112	6,246	9,448
LNG terminal management, consultancy and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	1,275	1,822	3,504	4,336
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	11,542	12,914	32,202	41,994
Net Pool - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	0	18,820	0	66,261
Net Pool - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	0	4,832	0	23,195
Net Pool - LR2
Disaggregation of Revenue [Line Items]
Total revenues	0	4,598	0	19,067
Net Pool - MR2
Disaggregation of Revenue [Line Items]
Total revenues	0	(4)	0	12
Net pool revenues
Disaggregation of Revenue [Line Items]
Total revenues	0	$ 28,246	0	$ 108,535
Accounting Standards Update 2014-09
Disaggregation of Revenue [Line Items]
Increase in cost of goods and services sold	73,600		202,400
Accounting Standards Update 2014-09 | Voyage charter revenues
Disaggregation of Revenue [Line Items]
Increase in voyage charter revenue	$ 73,600		$ 202,400